SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2020 (Unaudited)

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 6.215% (1 Month LIBOR USD + 6.390%), 9/25/20 (g)(h)	$22,150	$199
Series 2006-M1, Class IO, 0.071%, 3/25/36 (a)(g)	2,257,762	1,119
GNMA REMIC Trust
Series 2012-25, Class IO, 0.304%, 8/16/52 (a)(g)	1,961,062	21,668
Series 2013-173, Class AC, 2.725%, 10/16/53 (a)	10,620	11,046
Government National Mortgage Association
Series 2002-28, Class IO, 0.577%, 1/16/42 (a)(g)	18,580	0
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	341,257	35
Series 2006-68, Class IO, 0.448%, 5/16/46 (a)(g)	353,771	3,849
Total Commercial Mortgage-Backed Securities - Agency (cost $170,265)		37,916

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 6.3%
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 5.200% (1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	55,166	57,143
Series 2006-2A, Class M1, 0.485% (1 Month LIBOR USD + 0.310%), 7/25/36 (c)(h)	1,006,382	879,965
Series 2006-2A, Class M3, 0.525% (1 Month LIBOR USD + 0.350%), 7/25/36 (c)(h)	1,454,762	1,101,339
Series 2006-3A, Class M1, 0.515% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,400,434	1,231,751
Series 2007-2A, Class A1, 0.445% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	1,989,074	1,862,477
Series 2007-6A, Class A3A, 1.425% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(h)	1,512,224	1,525,168
BX Commercial Mortgage Trust
Series 2019-XL, Class F, 2.162% (1 Month LIBOR USD + 2.000%), 10/15/36 (c)(h)	2,847,893	2,752,147
Series 2019-XL, Class G, 2.462% (1 Month LIBOR USD + 2.300%), 10/15/36 (c)(h)	1,423,947	1,405,483
Series 2019-XL, Class J, 2.812% (1 Month LIBOR USD + 2.650%), 10/15/36 (c)(h)	2,135,920	2,112,898
BX Trust
Series 2020-BXLP, Class G, 2.662% (1 Month LIBOR USD + 2.500%), 12/15/36 (c)(h)	7,338,283	7,224,585
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.662% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	325,623	295,690
FREMF Mortgage Trust
Series 2018-K731, Class C, 4.063%, 2/25/25 (a)(c)	1,223,000	1,266,601
Series 2019-KF58, Class B, 2.305% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(h)	1,039,173	989,568
Series 2019-KF64, Class B, 2.455% (1 Month LIBOR USD + 2.300%), 6/25/26 (c)(h)	3,235,054	3,089,515
Series 2019-KF68, Class B, 2.355% (1 Month LIBOR USD + 2.200%), 7/25/26 (c)(h)	2,315,513	2,201,852
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	142,925,158	1,961,316
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	28,407,441	1,269,710
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 0.565% (1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,722,000	3,400,847
Series 2007-1A, Class M1, 0.675% (1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,237,729
Multi-family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.425% (1 Month LIBOR USD + 3.250%), 10/15/49 (c)(h)	28,052,000	26,347,056
Series 2020-01, Class M7, 2.125% (1 Month LIBOR USD + 1.950%), 3/25/50 (c)(h)	4,988,605	4,864,312
Series 2020-01, Class M10, 3.925% (1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	4,835,000	4,471,921
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	682,504	580,410
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	595,750	496,396
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	465,737	440,479
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	469,292	450,938
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	745,709	379,534
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $81,915,973)		77,896,830

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 10.4%
Fannie Mae Connecticut Avenue Securities
Series 2019-R03, Class 1M2, 2.325% (1 Month LIBOR USD + 2.150%), 9/25/31 (c)(h)	3,524,247	3,532,581
Series 2019-R06, Class 2B1, 3.925% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(h)	14,000,000	11,620,686
Series 2019-R07, Class 1B1, 3.575% (1 Month LIBOR USD + 3.400%), 10/25/39 (c)(h)	2,000,000	1,660,641
Series 2020-R01, Class 1M2, 2.225% (1 Month LIBOR USD + 2.050%), 1/25/40 (c)(h)	583,800	561,615
Series 2020-R02, Class 2B1, 3.175% (1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	22,666,000	16,446,962
Series 2020-R01, Class 1B1, 3.425% (1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	13,315,000	9,572,474
FNMA Grantor Trust
Series 2003-T2, Class A1, 0.467% (1 Month LIBOR USD + 0.140%), 3/25/33 (h)	45,337	44,550
Series 2004-T3, Class 2A, 3.908%, 8/25/43 (a)	48,767	50,941
FNMA Pool
5.500%, 5/1/36, #871313	2,078	2,132
5.000%, 8/1/37, #888534	12,581	14,123
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	54,772	68,474
Series 2007-W8, Class 1A5, 6.432%, 9/25/37 (a)	10,861	12,926
Freddie Mac Structured Agency Credit Risk
Series 2017-SPI1, Class M2, 3.984%, 9/25/47 (a)(c)	926,844	919,757
Series 2019-FTR3, Class B2, 4.972% (1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	3,900,000	2,604,544
Series 2019-FTR4, Class B2, 5.175% (1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	5,550,000	3,754,919
Series 2018-SPI1, Class M2, 3.722%, 2/25/48 (a)(c)	1,195,000	1,168,761
Series 2018-SPI2, Class M2, 3.811%, 5/25/48 (a)(c)	5,213,371	5,142,265
Series 2018-SPI3, Class M2, 4.140%, 8/25/48 (a)(c)	788,372	779,922
Series 2018-SPI4, Class M2B, 4.473%, 11/25/48 (a)(c)	5,321,388	5,084,072
Series 2019-DNA1, Class M2, 2.825% (1 Month LIBOR USD + 2.650%), 1/25/49 (c)(h)	2,660,082	2,630,114
Series 2019-DNA3, Class M2, 2.225% (1 Month LIBOR USD + 2.050%), 7/25/49 (c)(h)	2,602,537	2,507,710
Series 2019-DNA4, Class M2, 2.125% (1 Month LIBOR USD + 1.950%), 10/25/49 (c)(h)	2,939,267	2,901,552
Series 2019-DNA4, Class B2, 6.425% (1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	6,115,000	4,750,345
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4, Class M2, 2.225% (1 Month LIBOR USD + 2.050%), 11/25/49 (c)(h)	470,414	466,225
Series 2019-HQA4, Class B2, 6.775% (1 Month LIBOR USD + 6.600%), 11/25/49 (c)(h)	5,500,000	3,311,467
Series 2020-DNA1, Class M2, 1.875% (1 Month LIBOR USD + 1.700%), 1/25/50 (c)(h)	4,500,000	4,377,975
Series 2020-HQA1, Class B2, 5.275% (1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	9,300,000	4,733,318
Series 2020-DNA1, Class B2, 5.425% (1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	7,188,000	4,147,842
Series 2020-DNA2, Class B1, 2.675% (1 Month LIBOR USD + 2.500%), 2/25/50 (c)(h)	9,114,000	7,908,067
Series 2020-DNA2, Class B2, 4.975% (1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	11,890,000	6,307,406
Series 2020-HQA2, Class B2, 7.775% (1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	15,000,000	7,902,407
Series 2020-DNA3, Class M2, 3.175% (1 Month LIBOR USD + 3.000%), 6/25/50 (c)(h)	7,000,000	7,019,337
Series 2020-DNA3, Class B1, 5.275% (1 Month LIBOR USD + 5.100%), 6/25/50 (c)(h)	2,150,000	2,140,719
Series 2020-HQA3, Class M2, 3.775% (1 Month LIBOR USD + 3.600%), 7/25/50 (c)(h)	2,000,000	2,014,299
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.591%, 12/25/46 (a)(c)	595,000	525,688
Series 2017-SC02, Class M2, 3.818%, 5/25/47 (a)(c)	1,411,000	1,369,690
GNMA II Pool
5.000%, 6/20/40, #745378	62,628	68,003
Total Residential Mortgage-Backed Securities - Agency (cost $168,005,093)		128,124,509

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 81.4%
Accredited Mortgage Loan Trust
Series 2006-1, Class M1, 0.667% (1 Month LIBOR USD + 0.330%), 4/25/36 (h)	2,414,000	2,234,749
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A1, 0.315% (1 Month LIBOR USD + 0.140%), 10/25/36 (h)	949,519	596,813
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	107,366	108,729
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 0.365% (1 Month LIBOR USD + 0.190%), 12/25/46 (h)	10,860,515	8,827,643
Amresco Residential Securities Corp. Trust
Series 1998-1, Class M1F, 6.483%, 1/25/28 (a)	54,257	56,127
AMSR Trust
Series 2020-SFR1, Class G, 4.311%, 4/17/37 (c)	8,103,000	7,995,181
Series 2020-SFR2, Class G, 4.000%, 7/17/37 (c)	625,000	613,113
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	262,151
Series 2020-SFR2, Class F, 5.245%, 7/17/37 (c)	625,000	647,366
Series 2019-SFR1, Class G, 4.857%, 1/19/39 (a)(c)	2,502,000	2,351,805
Series 2019-SFR1, Class H, 6.040%, 1/19/39 (a)(c)	1,220,000	1,106,541
Angel Oak Mortgage Trust LLC
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	7,500,000	7,798,124
Series 2019-2, Class B1, 5.016%, 3/25/49 (a)(c)	2,500,000	2,485,788
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	812,043	837,491
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.364%, 9/21/30 (k)	582,183	597,882
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 3.565%, 5/20/36 (a)	12,388	10,948
Series 2008-R4, Class 1A4, 0.622% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	2,050,582	1,148,263
Series 2007-5, Class 7A2, 45.138% (1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	134,143	303,693
Bear Stearns ALT-A Trust
Series 2005-8, Class 11A1, 0.715% (1 Month LIBOR USD + 0.540%), 10/25/35 (h)	4,420,835	4,006,282
Series 2005-9, Class 11A1, 0.695% (1 Month LIBOR USD + 0.520%), 11/25/35 (h)	7,323,647	8,571,052
Series 2006-3, Class 1A1, 0.555% (1 Month LIBOR USD + 0.380%), 5/25/36 (h)	1,325,511	1,485,287
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 0.455% (1 Month LIBOR USD + 0.280%), 4/25/36 (h)	9,817,512	10,922,460
Series 2006-IM1, Class A6, 0.495% (1 Month LIBOR USD + 0.320%), 4/25/36 (h)	9,703,312	10,589,403
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.296%, 3/25/31 (a)	116,677	116,677
BRAVO Residential Funding Trust
Series 2019-NQM2, Class B2, 4.797%, 11/25/59 (a)(c)	1,350,000	1,205,097
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A3, 0.335% (1 Month LIBOR USD + 0.160%), 10/25/36 (h)	2,056,723	1,694,059
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 4.525% (1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	588,739	599,124
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 3.865%, 12/25/34 (a)	14,932	14,892
Series 2013-2, Class 4A2, 0.922%, 8/25/35 (a)(c)	5,794,910	4,087,959
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,287,910	1,183,886
Series 2007-AMC1, Class A1, 0.335% (1 Month LIBOR USD + 0.160%), 12/25/36 (c)(h)	2,360,575	1,559,181
Series 2007-AMC3, Class A2D, 0.525% (1 Month LIBOR USD + 0.350%), 3/25/37 (h)	151,588	131,872
Series 2007-WFH2, Class M3, 0.645% (1 Month LIBOR USD + 0.470%), 3/25/37 (h)	9,500,000	8,469,374
Series 2007-AHL3, Class A3A, 0.235% (1 Month LIBOR USD + 0.060%), 7/25/45 (h)	578,424	446,982
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 0.575% (1 Month LIBOR USD + 0.400%), 7/25/37 (h)	260,642	189,729
COLT Mortgage Loan Trust
Series 2020-3, Class M1, 3.359%, 4/27/65 (a)(c)	2,150,000	2,157,232
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	276,744	250,549
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	9,000,000	8,953,940
Series 2019-1, Class E, 5.489%, 3/15/52 (c)	242,500	279,648
Series 2019-3, Class E, 4.898%, 10/15/52 (a)(c)	1,650,000	1,459,472
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 2.738%, 9/25/34 (a)	362,957	355,357
Series 2005-J10, Class 1A9, 0.875% (1 Month LIBOR USD + 0.700%), 10/25/35 (h)	809,823	595,401
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	415,493	296,870
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	6,658	6,411
Series 2006-OA3, Class 1A1, 0.375% (1 Month LIBOR USD + 0.200%), 5/25/36 (h)	10,997	9,442
Series 2006-18CB, Class A1, 0.645% (1 Month LIBOR USD + 0.470%), 7/25/36 (h)	8,375,122	3,883,402
Series 2006-45T1, Class 1A2, 0.725% (1 Month LIBOR USD + 0.550%), 2/25/37 (h)	8,832,950	2,036,944
Series 2007-16CB, Class 1A2, 0.575% (1 Month LIBOR USD + 0.400%), 8/25/37 (h)	944,893	717,482
Series 2006-OA9, Class 1A1, 0.358% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	36,230	26,576
Countrywide Asset-Backed Certificates
Series 2006-21, Class 1A, 0.315% (1 Month LIBOR USD + 0.140%), 5/25/35 (h)	300,501	285,450
Series 2006-24, Class 2A3, 0.325% (1 Month LIBOR USD + 0.150%), 6/25/47 (h)	32,894	30,501
Series 2007-12, Class 2A3, 0.975% (1 Month LIBOR USD + 0.800%), 8/25/47 (h)	337,101	325,229
Countrywide Home Loans
Series 2003-56, Class 9A1, 3.500%, 12/25/33 (a)	17,168	16,524
Series 2007-11, Class A1, 6.000%, 8/25/37	4,554,716	3,374,080
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.725%, 2/25/33 (a)	47,703	48,811
Series 2003-AR18, Class 4M3, 3.075% (1 Month LIBOR USD + 2.900%), 7/25/33 (h)	226,815	222,914
Credit Suisse Mortgage Trust
Series 2015-1R, Class 6A2, 0.483% (1 Month LIBOR USD + 0.280%), 5/27/37 (c)(h)	2,700,165	2,010,216
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	24,870,902	27,432,267
Series 2019-AFC1, Class B2, 5.542%, 7/25/49 (a)(c)	2,366,448	2,005,965
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	3,655,753
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	4,759,547
Series 2019-NQM1, Class B2, 5.250%, 10/25/59 (a)(c)	7,247,550	6,398,599
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	8,500,000	8,618,566
Series 2017-3A, Class B1, 4.814%, 10/25/47 (a)(c)	3,500,000	3,516,281
Series 2018-2A, Class B1, 4.776%, 4/25/58 (a)(c)	1,500,000	1,496,035
Series 2018-3A, Class B1, 5.007%, 8/25/58(b) (a)(c)	6,151,000	6,264,999
Series 2019-1A, Class B1, 5.252%, 1/25/59 (a)(c)	5,250,000	5,277,268
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	1,500,000	1,475,468
Series 2020-1, Class B2, 4.539%, 1/25/60 (a)(c)	2,667,000	2,472,101
Series 2020-2, Class M1, 4.112%, 5/25/65 (a)(c)	1,187,000	1,240,288
Fieldstone Mortgage Investment Trust
Series 2007-1, Class 2A2, 0.445% (1 Month LIBOR USD + 0.270%), 4/25/47 (h)	3,839,785	3,193,604
First Franklin Mortgage Loan Trust
Series 2006-FF11, Class 2A3, 0.325% (1 Month LIBOR USD + 0.150%), 8/25/36 (h)	8,755,572	7,667,377
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 0.675% (1 Month LIBOR USD + 0.500%), 9/25/35 (h)	619,525	362,949
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 3.750%, 7/25/36 (a)	54,917	49,444
FirstKey Homes Trust
Series 2020-SFR1, Class E, 2.791%, 9/17/25 (c)	1,000,000	998,977
Series 2020-SFR1, Class F1, 3.638%, 9/17/25 (c)	1,000,000	999,084
Series 2020-SFR1, Class G, 4.781%, 9/17/25 (c)	1,000,000	999,473
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (k)	163,979	168,413
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 0.795% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	21,891,064	19,722,745
GS Mortgage-Backed Securities Trust
Series 2019-SL1, Class M2, 3.625%, 1/25/59 (a)(c)	20,939,000	21,602,255
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 0.245% (1 Month LIBOR USD + 0.070%), 3/25/36 (h)	31,357	14,758
Homeward Opportunities Fund Trust
Series 2018-1, Class B1, 5.295%, 6/25/48 (a)(c)	1,250,000	1,238,810
Series 2019-1, Class B1, 4.800%, 1/25/59 (a)(c)	2,000,000	2,003,366
IndyMac Residential Asset-Backed Trust
Series 2007-A, Class 2A2, 0.365% (1 Month LIBOR USD + 0.190%), 4/25/37 (h)	331,161	240,259
Invitation Homes Trust
Series 2018-SFR2, Class F, 2.600% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(h)	3,624,592	3,580,209
JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 0.555% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	6,639,110	2,052,905
Series 2014-IVR6, Class B4, 2.527%, 7/25/44 (a)(c)	500,500	501,323
Series 2014-IVR3, Class B4, 2.991%, 9/25/44 (a)(c)	2,282,244	2,130,538
Series 2015-5, Class B4, 2.652%, 5/25/45 (a)(c)	2,500,000	2,501,021
Series 2018-7FRB, Class B3, 2.230%, 4/25/46 (a)(c)	1,064,600	982,962
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(g)	14,430,859	163,532
Series 2017-3, Class 1AX1, 0.400%, 8/25/47 (a)(c)(g)	82,773,016	531,825
Series 2018-1, Class AX1, 0.230%, 6/25/48 (a)(c)(g)	220,883,100	954,259
Series 2018-3, Class AX1, 0.251%, 9/25/48 (a)(c)(g)	45,475,968	171,299
Series 2018-4, Class AX1, 0.255%, 10/25/48 (a)(c)(g)	48,904,504	184,869
Series 2017-5, Class B3, 3.130%, 10/26/48 (a)(c)	3,666,549	3,351,056
Series 2017-5, Class B4, 3.130%, 10/26/48 (a)(c)	4,256,679	3,997,283
Series 2017-6, Class AX1, 0.312%, 12/25/48 (a)(c)(g)	88,282,631	764,046
Series 2018-6, Class 1AX1, 0.486%, 12/25/48 (a)(c)(g)	32,127,254	280,415
Series 2018-8, Class AX1, 0.191%, 1/25/49 (a)(c)(g)	37,990,895	106,371
Series 2019-1, Class AX1, 0.215%, 5/25/49 (a)(c)(g)	78,770,379	220,140
Series 2019-3, Class B6, 3.598%, 9/25/49 (a)(c)	1,898,715	1,027,738
Series 2019-3, Class B4, 4.777%, 9/25/49 (a)(c)	3,212,425	3,205,993
Series 2019-3, Class B5, 4.777%, 9/25/49 (a)(c)	775,000	594,518
Series 2019-5, Class B6, 3.342%, 11/25/49 (a)(c)	3,976,409	2,122,897
Series 2019-5, Class B4, 4.489%, 11/25/49 (a)(c)	4,357,248	4,356,842
Series 2019-5, Class B5, 4.489%, 11/25/49 (a)(c)	1,245,068	960,793
Series 2019-6, Class AX1, 0.257%, 12/25/49 (a)(c)(g)	77,779,072	263,788
Series 2020-2, Class B3A, 3.665%, 7/25/50 (a)(c)	8,903,014	9,128,630
Series 2020-2, Class B4, 3.865%, 7/25/50 (a)(c)	5,031,708	4,800,769
Series 2020-2, Class B5, 3.865%, 7/25/50 (a)(c)	2,323,074	1,864,137
Series 2020-2, Class B6Z, 5.278%, 7/25/50 (a)(c)	4,219,536	2,724,198
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 0.855% (1 Month LIBOR USD + 0.680%), 12/25/35 (h)	1,773,606	1,190,408
Series 2008-4, Class A1, 0.555% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	38,816,740	12,284,869
Series 2006-9, Class 1A5, 0.775% (1 Month LIBOR USD + 0.600%), 1/25/37 (h)	4,783,736	2,984,540
Lehman XS Trust
Series 2007-6, Class 3A1, 0.335% (1 Month LIBOR USD + 0.160%), 5/25/37 (h)	1,475,315	1,456,068
Series 2007-6, Class 3A2, 4.615%, 5/25/37 (l)	4,266,164	4,274,136
Series 2007-6, Class 3A5, 4.615%, 5/25/37 (l)	112,584	110,771
Long Beach Mortgage Loan Trust
Series 2006-8, Class 1A, 0.325% (1 Month LIBOR USD + 0.150%), 9/25/36 (h)	3,679,711	2,670,679
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 2.656% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)(k)	5,945,000	5,845,688
Series 2019-4, Class A2, 2.656% (1 Month LIBOR USD + 2.500%), 5/1/24 (c)(h)(k)	13,200,000	13,370,543
Series 2019-5, Class A2, 2.655% (1 Month LIBOR USD + 2.500%), 11/1/24 (c)(h)(k)	32,436,050	31,546,897
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 2.755% (1 Month LIBOR USD + 2.600%), 3/1/24 (c)(h)(k)	17,000,000	16,495,473
Series 2019-2, Class A2, 2.655% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)(k)	12,300,000	8,698,759
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.210% (1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	213,757
Series 2005-WF1, Class M7, 1.900% (1 Month LIBOR USD + 1.725%), 6/25/35 (h)	917,217	915,687
Series 2006-HE2, Class A3, 0.325% (1 Month LIBOR USD + 0.150%), 6/25/36 (h)	7,358,891	4,107,675
Series 2006-NC2, Class A5, 0.415% (1 Month LIBOR USD + 0.240%), 8/25/36 (h)	1,871,763	1,038,776
MASTR Reperforming Loan Trust
Series 2006-2, Class 1A1, 4.344%, 5/25/36 (a)(c)	8,142,137	7,741,709
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 1.180% (1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,546,386	2,326,252
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	2,104,188
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-NC1, Class A2B, 0.275% (1 Month LIBOR USD + 0.100%), 11/25/36 (h)	3,015,984	1,829,360
New Century Home Equity Loan Trust
Series 2006-2, Class A2C, 0.425% (1 Month LIBOR USD + 0.250%), 8/25/36 (h)	8,092,000	6,967,156
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)	901,682	872,527
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	2,644,673	2,495,625
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.055%, 1/25/54 (a)(c)(g)	336,635	9,389
Series 2017-5A, Class B3, 3.480%, 6/25/57 (a)(c)	1,802,016	1,697,373
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	359,507	221,246
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 2.725% (1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,648,651
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 0.425% (1 Month LIBOR USD + 0.250%), 2/25/38 (h)	511,235	445,053
Preston Ridge Partners Mortgage Trust
Series 2018-1A, Class A1, 3.750%, 4/25/23 (a)(c)(k)	50,606	51,097
Series 2018-1A, Class A2, 5.000%, 4/25/23 (a)(c)(k)	1,000,000	971,596
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(k)	10,000,000	9,788,733
Series 2019-GS1, Class A1, 3.500%, 10/25/24 (a)(c)(k)	2,184,537	2,179,278
Series 2019-GS1, Class A2, 4.750%, 10/25/24 (a)(c)(k)	549,630	529,112
Pretium Mortgage Credit Partners I, LLC
Series 2019-NPL3, Class A2, 4.581%, 7/27/59 (c)(k)	4,000,000	3,891,806
Series 2020-CFL1, Class A2, 4.213%, 2/27/60 (c)(k)	7,198,769	6,858,001
Progress Residential Trust
Series 2019-SFR1, Class G, 5.309%, 8/17/35 (c)	3,985,000	3,951,964
Series 2018-SFR3, Class G, 5.618%, 10/17/35 (c)	6,000,000	6,097,073
Series 2019-SFR2, Class G, 5.085%, 5/17/36 (c)	2,937,000	2,962,302
Series 2019-SFR3, Class G, 4.116%, 9/17/36 (c)	3,200,000	3,199,598
Series 2019-SFR4, Class G, 3.927%, 10/17/36 (c)	4,750,000	4,625,044
Series 2020-SFR1, Class G, 4.028%, 4/17/37 (c)	5,400,000	5,268,608
Series 2020-SFR1, Class H, 5.268%, 4/17/37 (c)	4,050,000	3,892,129
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	8,156	8,305
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.761%, 6/25/36 (a)(g)	8,442,224	194,487
Series 2006-QS6, Class 1A11, 0.875% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	3,727,222	2,895,194
Series 2007-QS1, Class 1A5, 0.725% (1 Month LIBOR USD + 0.550%), 1/25/37 (h)	6,213,337	4,412,817
RAMP Series Trust
Series 2005-EFC6, Class M4, 1.060% (1 Month LIBOR USD + 0.885%), 11/25/35 (h)	3,000,000	2,497,185
Series 2007-RS1, Class A3, 0.345% (1 Month LIBOR USD + 0.170%), 2/25/37 (h)	12,452,196	6,836,052
Series 2007-RS1, Class A4, 0.455% (1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	1,619,922
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,325,172	1,136,449
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	634,388	555,110
RCO V Mortgage LLC
Series 2018-2, Class A2, 5.926%, 10/25/23 (c)(k)	1,292,000	1,293,363
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 0.535% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	2,837,885	2,609,692
Series 2006-R1, Class AF1, 0.515% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	3,657,575	3,497,716
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 0.875% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	4,986,018	4,084,291
Series 2006-QS6, Class 1A9, 0.775% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	4,559,982	3,516,045
Series 2008-QR1, Class 2A1, 0.675% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	2,539,275	1,982,056
Series 2006-QS18, Class 1A1, 0.775% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	4,522,562	3,593,971
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.035% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	699,328	584,611
Residential Mortgage Loan Trust
Series 2020-1, Class B2, 4.665%, 2/25/24 (a)(c)	2,129,000	1,975,248
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class BX, 1.511%, 5/25/57 (a)	3,904,990	1,750,211
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,678,273
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	591,075,536	1,900,367
Series 2018-2, Class BX, 1.649%, 11/25/57 (a)	8,168,294	3,405,648
Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	7,396,819
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	1,903,048
Series 2020-1, Class BXS, 3.117%, 8/25/59 (a)(c)	7,496,128	3,939,062
Sequoia Mortgage Trust
Series 2016-1, Class AIO1, 0.293%, 6/25/46 (a)(c)(g)	71,469,819	410,244
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	11,819,383	141,627
Series 2018-7, Class AIO1, 0.219%, 9/25/48 (a)(c)(g)	91,436,792	220,079
Series 2019-3, Class B3, 4.088%, 9/25/49 (a)(c)	2,967,737	3,074,623
Series 2019-4, Class B3, 3.793%, 11/25/49 (a)(c)	1,762,560	1,800,121
Shellpoint Co-Originator Trust
Series 2017-1, Class AX1, 0.147%, 4/25/47 (a)(c)(g)	147,320,714	507,859
Sofi Mortgage Trust
Series 2016-1, Class B2, 3.147%, 11/25/46 (a)(c)	1,476,902	1,445,223
Soundview Home Loan Trust
Series 2006-WF1, Class A4, 0.455% (1 Month LIBOR USD + 0.280%), 10/25/36 (h)	1,277,051	1,248,315
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 3.566%, 11/25/35 (a)	54,452	49,273
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 1.225% (1 Month LIBOR USD + 1.050%), 8/25/33 (h)	543,013	530,336
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	150,613	140,254
Towd Point Asset Funding, LLC
Series 2019-HE1, Class M2, 1.925% (1 Month LIBOR USD + 1.750%), 4/25/48 (c)(h)	4,461,000	4,333,362
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.325% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	3,350,000	3,226,968
Series 2019-HY1, Class B2, 2.325% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,339,000	9,857,646
Series 2019-HY1, Class B3, 2.325% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	4,767,080
Series 2019-HY1, Class B4, 2.325% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,246,717
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	4,327,435	4,322,294
Series 2015-3, Class B3, 4.230%, 3/25/54 (a)(c)	2,000,000	2,003,733
Series 2016-1, Class B3, 4.035%, 2/25/55 (a)(c)	2,000,000	2,027,649
Series 2015-5, Class B3, 4.023%, 5/25/55 (a)(c)	2,000,000	1,923,566
Series 2016-2, Class B3, 3.499%, 8/25/55 (a)(c)	4,000,000	3,889,616
Series 2016-3, Class B3, 4.096%, 4/25/56 (a)(c)	5,000,000	5,071,232
Series 2016-5, Class B3, 3.726%, 10/25/56 (a)(c)	11,671,000	10,925,620
Series 2017-1, Class B3, 3.906%, 10/25/56 (a)(c)	8,750,000	8,116,564
Series 2017-5, Class B2, 2.275% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	6,123,876
Series 2017-5, Class B3, 2.675% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	4,945,889
Series 2017-2, Class B3, 4.189%, 4/25/57 (a)(c)	5,000,000	5,069,487
Series 2017-3, Class B3, 3.965%, 7/25/57 (a)(c)	8,750,000	8,286,394
Series 2019-1, Class B2, 3.880%, 3/25/58 (a)(c)	4,000,000	3,967,640
Series 2018-6, Class B2, 3.895%, 3/25/58 (a)(c)	2,750,000	2,555,156
Series 2019-HY2, Class M2, 2.075% (1 Month LIBOR USD + 1.900%), 5/25/58 (c)(h)	6,851,000	6,288,234
Series 2019-HY2, Class B1, 2.425% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	9,851,000	8,840,256
Series 2019-HY2, Class B2, 2.425% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	7,196,860
Series 2019-HY2, Class B3, 2.425% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	1,809,752
Series 2019-HY2, Class B4, 2.425% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,354,822
Series 2018-3, Class B1, 3.854%, 5/25/58 (a)(c)	9,000,000	8,796,571
Series 2018-3, Class B2, 3.854%, 5/25/58 (a)(c)	1,750,000	1,569,635
Series 2018-4, Class B2, 3.307%, 6/25/58 (a)(c)	1,750,000	1,483,669
Series 2018-5, Class B1, 3.491%, 7/25/58 (a)(c)	9,000,000	8,629,304
Series 2018-5, Class B2, 3.492%, 7/25/58 (a)(c)	1,750,000	1,526,016
Series 2018-SJ1, Class M1, 4.500%, 10/25/58 (a)(c)	4,810,500	4,986,189
Series 2018-SJ1, Class M2, 4.750%, 10/25/58 (a)(c)	10,000,000	10,411,556
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	10,000,000	10,395,581
Series 2019-SJ1, Class M1, 4.400%, 11/25/58 (a)(c)	5,606,000	5,811,504
Series 2019-SJ2, Class M2, 4.750%, 11/25/58 (a)(c)	12,000,000	12,576,158
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	10,438,000	10,882,415
Series 2019-SJ1, Class A2, 5.000%, 11/25/58 (a)(c)	11,023,879	10,855,027
Series 2019-SJ2, Class B1, 5.000%, 11/25/58 (a)(c)	13,052,000	13,594,241
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	20,597,904	21,432,521
Series 2019-HY3, Class M1, 1.675% (1 Month LIBOR USD + 1.500%), 10/25/59 (c)(h)	9,495,000	9,186,832
Series 2019-HY3, Class M2, 1.875% (1 Month LIBOR USD + 1.700%), 10/25/59 (c)(h)	10,115,000	9,346,373
Series 2019-HY3, Class B1, 2.175% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	4,870,951
Series 2019-HY3, Class B2, 2.175% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	3,465,307
Series 2019-HY3, Class B3, 2.175% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	1,020,863
Series 2019-HY3, Class B4, 2.175% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	999,090
Series 2015-2, Class 1B3, 3.628%, 11/25/60 (a)(c)	2,000,000	1,960,046
Tricon American Homes Trust
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	5,000,000	5,130,828
Series 2017-SFR2, Class F, 5.104%, 1/17/36 (c)	5,147,000	5,366,920
Series 2020-SFR1, Class E, 3.544%, 7/17/38 (c)	1,250,000	1,309,652
Series 2020-SFR1, Class F, 4.882%, 7/17/38 (c)	4,000,000	4,260,417
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(k)	1,500,000	1,385,273
Series 2019-NPL4, Class A1A, 3.352%, 8/25/49 (c)(k)	2,169,472	2,174,254
Series 2019-NPL4, Class A1B, 4.150%, 8/25/49 (c)(k)	4,000,000	3,970,096
Series 2019-NPL4, Class A2, 5.438%, 8/25/49 (c)(k)	2,000,000	1,967,910
Series 2019-NPL5, Class A2, 5.194%, 9/25/49 (c)(k)	1,800,000	1,765,998
Series 2020-NPL2, Class A1B, 3.672%, 2/25/50 (c)(k)	18,000,000	17,889,444
Series 2020-NPL2, Class A2, 4.336%, 2/25/50 (c)(k)	12,000,000	11,476,512
Series 2020-NPL5, Class A1B, 3.475%, 3/25/50 (c)(k)	1,375,000	1,367,081
Series 2020-NPL5, Class A2, 3.967%, 3/25/50 (c)(k)	3,745,000	3,474,270
Series 2020-NPL6, Class A1A, 3.967%, 4/25/50 (c)(k)	2,557,496	2,573,913
Verus Securitization Trust
Series 2019-1, Class M1, 4.461%, 2/25/59 (a)(c)	2,664,000	2,760,214
Series 2019-1, Class B1, 5.311%, 2/25/59 (a)(c)	214,000	196,090
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)	500,000	492,682
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	650,000	594,532
Series 2020-1, Class B1, 3.624%, 1/25/60 (a)(c)	1,700,000	1,627,471
VOLT LXXX LLC
Series 2019-NPL6, Class A1A, 3.228%, 10/25/49 (c)(k)	1,797,280	1,795,071
VOLT LXXXIII LLC
Series 2019-NPL9, Class A2, 4.949%, 11/26/49 (c)(k)	4,500,000	4,328,977
VOLT LXXXIV LLC
Series 2019-NPL10, Class A2, 4.704%, 12/27/49 (c)(k)	4,500,000	4,484,402
VOLT LXXXV LLC
Series 2020-NPL1, Class A2, 4.458%, 1/25/50 (c)(k)	9,150,000	8,536,240
VOLT LXXXVII LLC
Series 2020-NPL3, Class A2, 4.336%, 2/25/50 (c)(k)	22,969,000	21,997,099
VOLT LXXXVIII LLC
Series 2020-NPL4, Class A1, 2.981%, 3/25/50 (c)(k)	1,871,280	1,867,511
Series 2020-NPL4, Class A2, 4.090%, 3/25/50 (c)(k)	2,308,000	2,198,998
WaMu Asset-Backed Certificates WaMu Series Trust
Series 2007-HE2, Class 2A1, 0.275% (1 Month LIBOR USD + 0.100%), 2/25/37 (h)	21,410,690	8,158,904
WaMu Mortgage Pass-Through Certificates
Series 2006-AR18, Class 1A1, 3.082%, 1/25/37 (a)	1,287,157	1,191,832
Series 2005-AR1, Class B1, 1.000% (1 Month LIBOR USD + 0.825%), 1/25/45 (h)	7,145,916	6,810,224
Series 2005-AR6, Class B1, 1.075% (1 Month LIBOR USD + 0.900%), 4/25/45 (h)	4,257,456	3,116,685
Series 2005-AR13, Class B1, 0.775% (1 Month LIBOR USD + 0.600%), 10/25/45 (h)	7,974,983	5,670,571
Series 2005-AR17, Class A1B3, 0.525% (1 Month LIBOR USD + 0.350%), 12/25/45 (h)	2,001,414	1,877,878
Series 2005-AR17, Class A1B2, 0.585% (1 Month LIBOR USD + 0.410%), 12/25/45 (h)	607,792	573,972
Series 2006-AR5, Class A1A, 2.161% (12 Month US Treasury Average + 0.990%), 6/25/46 (h)	1,369,465	1,312,064
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-4, Class 1A5, 7.000%, 6/25/37	6,053,269	3,856,629
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2006-AR9, Class 2A, 2.011% (12 Month US Treasury Average + 0.840%), 11/25/46 (h)	4,043,309	3,330,964
Series 2007-OA1, Class A1, 1.881% (12 Month US Treasury Average + 0.710%), 12/25/46 (h)	3,800,182	3,401,662
Wells Fargo Mortgage Backed Securities
Series 2018-1, Class AIO1, 0.188%, 7/25/47 (a)(c)(g)	98,969,997	609,616
Total Residential Mortgage-Backed Securities - Non-Agency (cost $1,100,221,911)		1,008,513,791

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.5%
BasePoint - BP SLL Trust, Series SPL-III
10.500%, 12/31/20 (d)(e)	5,706,805	5,706,805
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/21 (e)(f)(i)	749,058	0
Total Private Placement Participation Agreements (cost $6,455,863)		5,706,805

MONEY MARKET FUND - 1.4%
First American Government Obligations Fund - Class Z, 0.056% (b)	17,431,788	17,431,788
Total Money Market Fund (cost $17,431,788)		17,431,788

Total Investments (cost $1,374,200,893) - 100.0%		1,237,711,639
Other Assets less Liabilities - 0.0%		560,868
TOTAL NET ASSETS - 100.0%		$1,238,272,507

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2020.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2020.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of
August 31, 2020, the value of these investments was $971,170,055 or 78.4% of total net assets.
(d)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-III. As of August 31, 2020, the value of this investment was $5,706,805 or 0.5% of total net assets. The security was acquired from June 2018 to January 2020 at a cost of $5,706,805.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2020, the total value of fair valued securities was $5,706,805 or 0.5% of total net assets.
(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2020.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of August 31, 2020, the value of this investment was
$0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of August 31, 2020.
(l)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
August 31, 2020.
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit

Semper MBS Total Return Fund
Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities - Agency	$-	$37,916	$-	$37,916
Commercial Mortgage-Backed Securities - Non-Agency	-	77,896,830	-	77,896,830
Residential Mortgage-Backed Securities - Agency	-	128,124,509	-	128,124,509
Residential Mortgage-Backed Securities - Non-Agency	-	1,008,513,791	-	1,008,513,791
Total Fixed Income	-	1,214,573,046	-	1,214,573,046
Private Placement Participation Agreements	-	-	5,706,805	5,706,805
Money Market Fund	17,431,788	-	-	17,431,788
Total Investments	$17,431,788	$1,214,573,046	$5,706,805	$1,237,711,639

Refer to the Fund's schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value

	Residential MBS-	Residential MBS-	Private Placement Participation
	Agency	Non-Agency	Agreements
Balance as of November 30, 2019	$9,186,667	$31,733,679	$6,905,525
Accrued discounts/premiums	(30,957)	170,718	-
Realized gain/(loss)	(1,477,082)	(1,339)	-
Change in unrealized appreciation/(depreciation)	1,700	(92,734)	(828,308)
Purchases	7,425,730	7,804,465	201,816
Sales	(15,106,058)	(240,017)	(572,228)
Transfers in and/or out of Level 3	-	(39,374,772)	-
Balance as of August 31, 2020	$-	$-	$5,706,805

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at August 31, 2020 and still classified as level 3 was $(828,308).

The following is a summary of quantitative information about level 3 valued instruments:

	Value at 8/31/20	Valuation Technique(s)	Unobservable Input	Input/Range

Private Placement Participation	$ 5,706,805	Market	Prior/Recent	$100
Agreements		Transaction	Transaction
		Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.